Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.10%
Aerospace & Defense–2.36%
Boeing Co. (The)(b)	961,704	$229,703,000
Agricultural & Farm Machinery–0.68%
Deere & Co.	154,150	66,222,840
Air Freight & Logistics–2.36%
United Parcel Service, Inc., Class B	1,227,916	229,779,921
Application Software–2.11%
Manhattan Associates, Inc.(b)	185,638	35,386,315
Synopsys, Inc.(b)	199,212	90,003,982
Tyler Technologies, Inc.(b)(c)	201,781	80,032,398
		205,422,695
Automobile Manufacturers–0.24%
Tesla, Inc.(b)(c)	86,892	23,237,528
Automotive Parts & Equipment–0.94%
Mobileye Global, Inc., Class A (Israel)(b)(c)	2,404,702	91,811,522
Automotive Retail–1.02%
Valvoline, Inc.(c)	2,613,638	99,239,835
Biotechnology–1.46%
Gilead Sciences, Inc.	1,868,801	142,290,508
Broadline Retail–2.49%
Amazon.com, Inc.(b)	1,808,383	241,744,639
Commercial & Residential Mortgage Finance–0.49%
Rocket Cos., Inc., Class A(b)(c)	4,363,734	47,695,613
Communications Equipment–0.16%
Motorola Solutions, Inc.	53,513	15,338,431
Construction Materials–0.99%
Vulcan Materials Co.	437,912	96,559,596
Consumer Finance–3.05%
American Express Co.	1,088,750	183,868,100
Capital One Financial Corp.	962,222	112,599,219
		296,467,319
Distillers & Vintners–2.46%
Constellation Brands, Inc., Class A	878,430	239,635,704
Diversified Banks–3.28%
JPMorgan Chase & Co.	2,019,704	319,032,444
Diversified Financial Services–1.56%
Equitable Holdings, Inc.(c)	5,295,997	151,942,154
Electric Utilities–0.92%
FirstEnergy Corp.(c)	2,258,640	88,967,830
Electrical Components & Equipment–0.49%
Hubbell, Inc.	152,027	47,432,424
Shares		Value
Financial Exchanges & Data–1.66%
Intercontinental Exchange, Inc.(c)	1,402,897	$161,052,576
Health Care Equipment–2.74%
Boston Scientific Corp.(b)	1,405,720	72,886,582
Zimmer Biomet Holdings, Inc.	1,401,979	193,683,399
		266,569,981
Health Care Facilities–2.25%
HCA Healthcare, Inc.	504,250	137,564,442
Tenet Healthcare Corp.(b)(c)	1,083,830	80,994,616
		218,559,058
Hotels, Resorts & Cruise Lines–0.77%
Airbnb, Inc., Class A(b)	488,874	74,401,734
Industrial Machinery & Supplies & Components–1.46%
Otis Worldwide Corp.	1,558,015	141,717,044
Industrial REITs–2.62%
Prologis, Inc.	2,042,403	254,789,774
Insurance Brokers–0.84%
Arthur J. Gallagher & Co.	378,581	81,319,199
Integrated Oil & Gas–2.54%
Exxon Mobil Corp.	2,303,093	246,983,693
Interactive Media & Services–6.25%
Alphabet, Inc., Class A(b)	2,055,087	272,751,147
Meta Platforms, Inc., Class A(b)	1,050,689	334,749,515
		607,500,662
Internet Services & Infrastructure–0.54%
Snowflake, Inc., Class A(b)	293,311	52,124,298
Investment Banking & Brokerage–2.50%
Charles Schwab Corp. (The)	3,678,741	243,164,780
IT Consulting & Other Services–1.02%
Amdocs Ltd.	1,064,297	99,660,771
Managed Health Care–1.05%
UnitedHealth Group, Inc.	200,986	101,773,281
Movies & Entertainment–1.28%
Netflix, Inc.(b)(c)	283,305	124,362,396
Multi-Utilities–1.30%
Dominion Energy, Inc.	2,351,454	125,920,362
Oil & Gas Equipment & Services–0.82%
Schlumberger N.V.	1,368,245	79,823,413
Oil & Gas Storage & Transportation–0.84%
Cheniere Energy, Inc.	227,004	36,742,867
Magellan Midstream Partners L.P.	678,548	44,967,376
		81,710,243
Passenger Ground Transportation–0.86%
Uber Technologies, Inc.(b)	1,696,320	83,899,987

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Personal Care Products–1.64%
Coty, Inc., Class A(b)(c)	5,746,191	$69,184,140
Kenvue, Inc.(b)(c)	3,791,969	89,793,826
		158,977,966
Pharmaceuticals–4.85%
AstraZeneca PLC, ADR (United Kingdom)	1,997,906	143,249,860
Eli Lilly and Co.	361,827	164,468,463
Merck & Co., Inc.	1,539,389	164,175,837
		471,894,160
Regional Banks–0.49%
Columbia Banking System, Inc.	2,149,943	48,051,226
Research & Consulting Services–1.27%
Equifax, Inc.	604,673	123,401,666
Restaurants–1.47%
Starbucks Corp.	1,408,819	143,093,746
Semiconductor Materials & Equipment–1.33%
Applied Materials, Inc.	851,622	129,097,379
Semiconductors–5.57%
Monolithic Power Systems, Inc.(c)	89,265	49,942,875
NVIDIA Corp.	683,802	319,533,837
QUALCOMM, Inc.	604,590	79,908,660
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	931,772	92,385,194
		541,770,566
Soft Drinks & Non-alcoholic Beverages–2.75%
Coca-Cola Co. (The)	1,909,643	118,264,191
PepsiCo, Inc.(c)	794,869	149,006,143
		267,270,334
Specialty Chemicals–0.83%
DuPont de Nemours, Inc.	1,040,145	80,746,456
Systems Software–8.66%
Microsoft Corp.	2,056,634	690,864,493
ServiceNow, Inc.(b)	259,523	151,301,909
		842,166,402
Shares		Value
Technology Hardware, Storage & Peripherals–6.38%
Apple, Inc.	3,156,716	$620,136,858
Tobacco–0.70%
British American Tobacco PLC, ADR (United Kingdom)(c)	2,019,453	68,015,177
Transaction & Payment Processing Services–3.11%
Fiserv, Inc.(b)	998,941	126,076,344
Mastercard, Inc., Class A(c)	447,058	176,266,028
		302,342,372
Wireless Telecommunication Services–0.65%
T-Mobile US, Inc.(b)(c)	460,234	63,406,438
Total Common Stocks & Other Equity Interests (Cost $7,156,142,024)		9,538,228,001
Money Market Funds–1.39%
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e) (Cost $135,166,837)	135,153,490	135,167,005
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $7,291,308,861)		9,673,395,006
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.15%
Invesco Private Government Fund, 5.24%(d)(e)(f)	58,511,814	58,511,814
Invesco Private Prime Fund, 5.38%(d)(e)(f)	150,606,487	150,606,487
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $209,113,217)		209,118,301
TOTAL INVESTMENTS IN SECURITIES–101.64% (Cost $7,500,422,078)		9,882,513,307
OTHER ASSETS LESS LIABILITIES—(1.64)%		(159,241,452)
NET ASSETS–100.00%		$9,723,271,855
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	$75,624,027	$403,096,924	$(478,720,951)	$-	$-	$-	$1,194,990
Invesco Liquid Assets Portfolio, Institutional Class	54,378,030	594,122,446	(513,332,295)	(6,635)	5,459	135,167,005	1,192,116
Invesco Treasury Portfolio	86,427,459	460,682,199	(547,109,658)	-	-	-	1,364,271
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$38,220,527	$425,406,962	$(405,115,675)	$-	$-	$58,511,814	$1,915,724*
Invesco Private Prime Fund	98,267,279	876,050,327	(823,684,760)	(718)	(25,641)	150,606,487	5,187,691*
Total	$352,917,322	$2,759,358,858	$(2,767,963,339)	$(7,353)	$(20,182)	$344,285,306	$10,854,792

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,538,228,001	$—	$—	$9,538,228,001
Money Market Funds	135,167,005	209,118,301	—	344,285,306
Total Investments	$9,673,395,006	$209,118,301	$—	$9,882,513,307
Invesco Main Street Fund®